Debt - Long-Term Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Long-term debt
Principal amount	$ 3,538	$ 2,398
Unamortized discount and debt issuance costs	109	72
Total long term debt	3,429	2,326
Current portion of long-term debt	5	10
Long-term debt, net	3,424	2,316
Long-term debt maturities
Scheduled principal payments 2021	5
Scheduled principal payments 2022	30
Scheduled principal payments 2023	5
Scheduled principal payments 2024	5
Scheduled principal payments 2025	$ 5
6.25% Senior Notes | UScellular
Long-term debt
Interest rate on debt	6.25%
Principal amount	$ 500	0
Debt issuance costs	17
Long-term debt	483	0
Unamortized discount and debt issuance costs	$ 17	0
5.5% Senior Notes | UScellular
Long-term debt
Interest rate on debt	5.50%
Principal amount	$ 500	0
Debt issuance costs	17
Long-term debt	483	0
Unamortized discount and debt issuance costs	$ 17	0
6.625% Senior Notes
Long-term debt
Interest rate on debt	6.625%
6.625% Senior Notes | TDS Parent Company
Long-term debt
Interest rate on debt	6.625%
Principal amount	$ 116	116
Long-term debt	113	113
Unamortized discount and debt issuance costs	$ 3	3
6.875% Senior Notes
Long-term debt
Interest rate on debt	6.875%
6.875% Senior Notes | TDS Parent Company
Long-term debt
Interest rate on debt	6.875%
Principal amount	$ 225	225
Long-term debt	218	218
Unamortized discount and debt issuance costs	$ 7	7
7.0% Senior Notes
Long-term debt
Interest rate on debt	7.00%
7.0% Senior Notes | TDS Parent Company
Long-term debt
Interest rate on debt	7.00%
Principal amount	$ 300	300
Long-term debt	291	291
Unamortized discount and debt issuance costs	$ 9	9
5.875% Senior Notes
Long-term debt
Interest rate on debt	5.875%
5.875% Senior Notes | TDS Parent Company
Long-term debt
Interest rate on debt	5.875%
Principal amount	$ 195	195
Long-term debt	188	188
Unamortized discount and debt issuance costs	$ 7	7
6.7% Senior Notes | UScellular
Long-term debt
Interest rate on debt	6.70%
Principal amount	$ 544	544
Long-term debt	531	531
Unamortized discount and debt issuance costs	$ 13	13
Redemption price, percentage	100.00%
6.7% Senior Notes | Treasury Rate | UScellular
Long-term debt
Interest rate on debt	0.30%
6.95% Senior Notes | UScellular
Long-term debt
Interest rate on debt	6.95%
Principal amount	$ 342	342
Long-term debt	331	331
Unamortized discount and debt issuance costs	$ 11	11
7.25% Senior Notes due 2063 | UScellular
Long-term debt
Interest rate on debt	7.25%
Principal amount	$ 275	275
Long-term debt	265	265
Unamortized discount and debt issuance costs	$ 10	10
7.25% Senior Notes due 2064 | UScellular
Long-term debt
Interest rate on debt	7.25%
Principal amount	$ 300	300
Long-term debt	290	290
Unamortized discount and debt issuance costs	$ 10	10
Callable Notes
Long-term debt
Redemption price, percentage	100.00%
UScellular Term loan facility | UScellular
Long-term debt
Principal amount	$ 83	83
Long-term debt	80	82
Unamortized discount and debt issuance costs	3	1
Finance lease obligations
Long-term debt
Principal amount	7	8
Unamortized discount and debt issuance costs	0	0
Finance lease obligations	7	8
Installment payment agreement
Long-term debt
Principal amount	0	8
Long-term debt	0	7
Unamortized discount and debt issuance costs	0	1
Other long-term notes
Long-term debt
Principal amount	1	2
Long-term debt	1	2
Unamortized discount and debt issuance costs	0	0
TDS Term Loan Facility
Long-term debt
Principal amount	125	0
Long-term debt	123	0
Unamortized discount and debt issuance costs	2	0
Receivables Securitization Facility [Member] | UScellular
Long-term debt
Principal amount	25	0
Long-term debt	25	0
Unamortized discount and debt issuance costs	$ 0	$ 0